Exceptional items (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Exceptional Items Included in Income Statement
The exceptional items included in the income statement are as follows:

Million US dollar	2022	2021	2020
COVID-19 costs	(18)	(105)	(182)
Restructuring	(110)	(172)	(157)
Business and asset disposal (including impairment losses)	(71)	(247)	(239)
AB InBev Efes related costs	(51)	—	—
Acquisition costs business combinations	(1)	(17)	(25)
Zenzele Kabili costs	—	(72)	—
Impairment of goodwill	—	—	(2 500)

Impact on profit from operations	(251)	(614)	(3 103)

Exceptional net finance income/(cost)	498	(806)	(1 738)
Exceptional share of results of associates	(1 143)	—	—
Exceptional taxes	399	346	155
Exceptional non-controlling interest	13	20	228
Gain on divestiture of Australia (discontinued operations)	—	—	1 919

Net impact on profit	(484)	(1 054)	(2 538)